BANK LOANS - Short-term bank loans - Narrative (Details)										12 Months Ended
	Jun. 11, 2026 CNY (¥)	Jun. 11, 2026 USD ($)	Jun. 06, 2026 CNY (¥)	Jun. 06, 2026 USD ($)	Jun. 02, 2026 CNY (¥)	Jun. 02, 2026 USD ($)	Jun. 18, 2025 CNY (¥)	Jun. 18, 2025 USD ($)	Jun. 03, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 06, 2026 USD ($)	Jun. 02, 2026 USD ($)	May 15, 2026 CNY (¥)	May 15, 2026 USD ($)	Jun. 03, 2025 USD ($)
BANK LOANS
Proceeds from debt										¥ 15,305,000	$ 2,255,678	¥ 10,476,000	¥ 11,581,000
Interest expense on bank loan										¥ 312,841	$ 46,107	¥ 343,159	¥ 332,881
Industry and Commercial Bank of China ("ICBC") | Revolving loan facility
BANK LOANS
Proceeds from debt			¥ 10,000,000	$ 1,473,818
Term of debt			1 year	1 year
Collateral value of debt			¥ 17,000,000											$ 2,400,000
China Construction Bank | Revolving loan facility
BANK LOANS
Term of debt									12 months
Face amount of debt									¥ 1,105,000									$ 162,857
Interest rate (as a percent)									3.65%									3.65%
Industry and Commercial Bank of China ("ICBC") Two | Revolving loan facility
BANK LOANS
Proceeds from debt							¥ 476,000	$ 70,154
Term of debt							360 days	360 days
Interest rate (as a percent)							2.75%	2.75%
Industry and Commercial Bank of China ("ICBC") Three | Revolving loan facility
BANK LOANS
Proceeds from debt					¥ 10,000,000	$ 1,473,818
Term of debt					1 year	1 year
Collateral value of debt					¥ 17,000,000										$ 2,500,000
China Construction Bank Two | Revolving loan facility
BANK LOANS
Face amount of debt																¥ 1,105,000	$ 162,857
Interest rate (as a percent)																3.60%	3.60%
Industry and Commercial Bank of China ("ICBC") Four | Revolving loan facility
BANK LOANS
Proceeds from debt	¥ 200,000	$ 29,476
Term of debt	360 days	360 days
Interest rate (as a percent)	2.75%	2.75%